Share-Based Compensation	12 Months Ended
Jun. 30, 2025
Share-Based Compensation [Abstract]
Share-based compensation

16. Share-based compensation

On August 1, 2024, the Board of Directors of the Company approved and adopted an equity incentive plan (“2024 Equity Incentive Plan”), which became effective on August 1, 2024. The 2024 Equity Incentive Plan provides up to 2,000,000 Ordinary Shares that may be issued pursuant to awards granted under the 2024 Equity Incentive Plan.

Share-based compensation such as individually or collectively, any incentive stock option, nonqualified stock option, stock appreciation right, restricted stock, restricted stock unit (“RSUs”), stock bonus award and performance compensation award may be granted to any directors, officers, managers, employees, consultants and advisors (and prospective directors, officers, managers, employees, consultants and advisors) of the Company and its affiliates under 2024 Equity Incentive Plan.

There are 640,000 Ordinary Shares reserved for issuance under the Company’s 2024 Equity Incentive Plan, under which 110,000 RSUs and 1,250,000 share options have been granted to employees as of June 30, 2025.

Restricted Stock Units

Pursuant to the employment agreement dated August 1, 2024, the Company grant 10,000 Ordinary Shares per month for 36 months so long as the employee remains employed by the Company starting from August 1, 2024, for the past services. At the end of each month starting from August 1, 2024 to June 30, 2025, the Company granted in aggregate of 110,000 RSUs to the employee. All of these RSUs were vested immediately upon each grant.

A summary of the changes in the RSUs relating to Ordinary Shares granted by the Company during the years ended June 30, 2025 and 2024 is as follows:

	Number of RSUs	Weighted average grant date fair value
Awarded and unvested as of July 1, 2023	—	$—
Granted	—	—
Vested	—	—
Awarded and unvested as of June 30, 2024	—	—
Granted	110,000	6.46
Vested	(110,000)	(6.46)
Awarded and unvested as of June 30, 2025	—	$—

As of June 30, 2025, there were no unrecognized compensation costs related to all outstanding RSUs.

For the years ended June 30, 2025 and 2024, the Company recognized share-based compensation expense of $711,000 and nil in connection with the above RSU awards, respectively.

Share options

On August 1, 2024, the Company granted 950,000 share options to two employees under 2024 Equity Incentive Plan, at an exercise price of $4.00 which was determined by reference to the closing price on the grant date. The vesting schedule of these share options are: (i) the first 190,000 share options being vested on August 10, 2024; (ii) the second 190,000 share options being vested on September 10, 2024; (iii) the third 190,000 share options being vested on October 10, 2024; (iv) the forth 190,000 share options being vested on November 10, 2024; and (v) the fifth 190,000 share options being vested on December 10, 2024.

On August 1, 2024, the Company granted 300,000 share options to one employee under 2024 Equity Incentive Plan, at an exercise price of $4.00 which was determined by reference to the closing price on the grant date. The vesting schedule of these share options are: (i) the first 60,000 share options being vested on September 10, 2024; (ii) the second 60,000 share options being vested on October 10, 2024; (iii) the third 60,000 share options being vested on November 10, 2024; (iv) the forth 60,000 share options being vested on December 10, 2024; and (v) the fifth 60,000 share options being vested on January 10, 2025.

The Company recognizes share-based compensation expenses related to these options on a straight-line basis over the vesting periods. For the years ended June 30, 2025 and 2024, the Company recognized share-based compensation expenses of $2,896,179 and nil, respectively. As of June 30, 2025, there were no unrecognized share-based compensation costs related to all outstanding share options.

The following table summarized the share option activities for the years ended June 30, 2025 and 2024:

	Number of share options	Weighted average grant date fair value	Weighted average remaining contract life (in years)
Share options outstanding as of July 1, 2023	—	$—	—
Granted	—	—	—
Exercised	—	—	—
Share options outstanding as of June 30, 2024	—	—	—
Granted	1,250,000	2.32	8.39
Exercised	(40,000)	2.27	—
Share options outstanding as of June 30, 2025	1,210,000	$2.32	7.42
Vested and exercisable as of June 30, 2025	1,210,000	$2.32	7.42

The fair value of the share options at the grant date was estimated at $2,896,179 using the binomial option pricing model. Inherent in these valuations are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its Ordinary Shares based on historical and implied volatilities of selected peer companies as well as its own that match the expected remaining life of the share options. The risk-free interest rate is based on the yield of the US Treasury Active Curve with maturity life similar to the period between respective grant dates and respective maturity dates of the share options. The expected life of the share options is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates it to remain at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs for the Company’s share options at their measurement date:

As of August 1, 2024
Volatility	54.36% - 69.03%
Stock price ($)	4.77
Time to maturity (in year)	3.11 - 10
Risk free rate	3.93% - 3.98%
Dividend yield	0.00%